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                        AIM LARGE CAP OPPORTUNITIES FUND
                         AIM MID CAP OPPORTUNITIES FUND
                        AIM SMALL CAP OPPORTUNITIES FUND

             (SERIES PORTFOLIOS OF AIM SPECIAL OPPORTUNITIES FUNDS)

                      Supplement dated July 6, 2001 to the
             Statement of Additional Information dated March 1, 2001


In addition to contingent deferred sales charge ("CDSC") waivers for Class C shares listed on page 53 under the section, "CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS," effective July 13, 2001, the CDSC on redemptions of Class C shares of the funds will be waived in the following circumstances where such redemptions are in connection with employee terminations or withdrawals:


         o a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code.

         o a 457 plan, even if more than one beneficiary or participant is involved.


The following sentence replaces in its entirety the first sentence of the second paragraph appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page 28 of the Statement of Additional Information:

         "The members of the Audit Committee are Messrs. Crockett, Daly, Dowden (acting Chairman), Fields, Pennock, Sklar and Dr. Mathai-Davis."

The following sentence replaces in its entirety the first sentence of the third paragraph appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page 28 of the Statement of Additional Information:

         "The members of the Investments Committee are Messrs. Crockett, Daly, Dowden, Fields, Pennock, Sklar (Chairman) and Dr. Mathai-Davis."

The following sentence replaces in its entirety the first sentence of the first paragraph appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page 29 of the Statement of Additional Information:

         "The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dowden, Fields, Pennock, Sklar and Dr. Mathai-Davis."